SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares		Dec. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares	(7,153,358)	(7,153,358)	(7,153,358)	[1]
Stock options granted	$ 5.13		$ 2.12		$ 4.11
Stock options repriced		1.75	1.29	[1]
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Stock options granted		$ 2.60
Top of range [member]
IfrsStatementLineItems [Line Items]
Stock options granted		$ 11.90

[1]	During the year ended December 31, 2025, the Company amended 7,153,358 stock options granted to directors, officers, employees and consultants. The amended stock options were initially granted at prices ranging from CA$2.60 to CA$11.90. The amended stock options were repriced to CA$1.75.